                                                                                                                       Registration No. 2-49887

                                                                                                                                  File No. 811-2454

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 84	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 53	☒

OPPENHEIMER MONEY MARKET FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

Two World Financial Center, 225 Liberty Street 11th Floor, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ____________, pursuant to paragraph (b)
☐	60 days after filing, pursuant to paragraph (a)(1)
☐	On _____________, pursuant to paragraph (a)(1)
☐	75 days after filing, pursuant to paragraph (a)(2)
☐	On ______________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th of November, 2014.

Oppenheimer Money Market Fund
By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	November 13, 2014
Brian F. Wruble	Board of Trustees

Arthur P. Steinmetz*	President and	November 13, 2014
Arthur P. Steinmetz	Principal Executive Officer

Brian W. Wixted*	Treasurer, Principal	November 13, 2014
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	November 13, 2014
David K. Downes

Matthew P. Fink*	Trustee	November 13, 2014
Matthew P. Fink

Edmund P. Giambastiani, Jr.*	Trustee	November 13, 2014
Edmund P. Giambastiani, Jr.

William F. Glavin, Jr.*	Trustee	November 13, 2014
William F. Glavin, Jr.

Elizabeth Krentzman*	Trustee	November 13, 2014
Elizabeth Krentzman

Mary F. Miller*	Trustee	November 13, 2014
Mary F. Miller

Joel W. Motley*	Trustee	November 13, 2014
Joel W. Motley

Joanne Pace*	Trustee	November 13, 2014
Joanne Pace

Peter I. Wold*	Trustee	November 13, 2014
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document